Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories
9. Inventories

	December 31, 2024	December 31, 2023

Ore stockpiles	$10,910	$9,856
In-process inventory and finished goods	141,975	102,884
Materials and supplies	126,110	123,150
	$278,995	$235,890
In 2024, inventories of $464.7 million (2023 – $404.7 million) were recognized as an expense during the year and included in cost of sales.